CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Warrants (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gains from decrease in fair value of warrants | $	$ 0	$ 1,207,415	$ 534,305
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | $ / shares			10.2089
Minimum | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			1.92
Minimum | Estimated volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			63.78
Maximum | Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			2.37
Maximum | Estimated volatility rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			71.00